CASH AND CASH EQUIVALENTS - Summary of Cash and Cash Equivalents (Details) - USD ($) $ in Millions	Jun. 30, 2022		Dec. 31, 2021	Jun. 30, 2021		Dec. 31, 2020	[2]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Cash at banks and on hand	$ 1,924		$ 1,485
Short-term deposits with original maturity of less than three months	415		767
Cash and cash equivalents	2,339		2,252
Less overdrafts	(3)		(13)	$ (13)
Cash and cash equivalents, net of overdrafts (as presented in the consolidated statement of cash flows)	2,336	[1]	$ 2,239	$ 1,178	[1],[2]	$ 1,585
Pakistan
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Cash and cash equivalents	$ 42

[1]	Overdrawn amount was US$3 (2021: US$13)
[2]	Prior period comparatives are adjusted following the classification of Algeria as a discontinued operation (see Note 5).